PROMISSORY NOTES PAYABLE	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
PROMISSORY NOTES PAYABLE	NOTE 6 – PROMISSORY NOTES PAYABLE As of September 30, 2021 and December 31, 2020 we had two unsecured 8% notes payable amounting to $12,171 that mature in June 2023.